DoubleLine ETF Trust

Statement of Certification

Pursuant to Rule 497(j)

DoubleLine ETF Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectus and Statement of Additional Information dated March 31, 2022, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-260030 and 811-23746), which was filed electronically on March 30, 2022 (Accession No. 0001193125-22-090074).

DoubleLine ETF Trust

By:	/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman

Title:	Secretary

Date:	April 1, 2022